Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11.     Commitments and Contingencies

As of June 30, 2021, the Company had two vessels under construction, one shuttle tanker and one LNG carrier.

The total contracted amount remaining to be paid for the two vessels under construction plus the extra costs agreed as of June 30, 2021, were $209,667. The amount of $9,269 is due to be paid within the second half of 2021 and the amount of $200,398 in 2022.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Brazilian authorities have charged certain shipbrokers with various offenses in connection with charters entered into between a major state oil entity and various international shipowners.  In 2020, in parallel with U.S. Department of Justice and U.S. Securities and Exchange Commission investigations regarding whether the circumstances surrounding these charters, including the actions taken by these shipbrokers, constituted non-compliance with provisions of the U.S. Foreign Corrupt Practices Act of 1977 (FCPA) applicable to the Company, the Company began investigating these matters. The Company is always committed to doing business in accordance with anti-corruption laws and is cooperating with these agencies.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2021 and vessels scheduled to be delivered as per contractual terms before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Period/Year	Amount
July 1 to December 31, 2021	132,353
2022	223,143
2023	154,888
2024	114,125
2025	86,375
2026 to 2028	123,491

Minimum charter revenues	834,375

 These amounts do not assume any off-hire.